Selected Consolidated Financial Statements of Parent, Guarantors, Canada Company and Non-Guarantors (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Jul. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidating financial statements
Percentage of subsidiaries owned	100.00%
Current Assets:
Cash and Cash Equivalents	$ 120,526		$ 243,415	$ 179,845	$ 258,693
Restricted Cash	33,860		33,612
Accounts Receivable	616,797		572,200
Other Current Assets	162,424		174,865
Total Current Assets	933,607		1,024,092
Property, Plant and Equipment, Net	2,578,260		2,477,727
Other Assets, Net:
Goodwill	2,463,352		2,334,759
Other	677,786		521,761
Total Other Assets, Net	3,141,138		2,856,520
Total Assets	6,653,005		6,358,339	6,041,258
Liabilities and Equity
Current Portion of Long-term Debt	52,583		92,887
Total Other Current Liabilities	906,518		812,066
Long-term Debt, Net of Current Portion	4,119,139		3,732,116
Other Long-term Liabilities	516,931		558,822
Commitments and Contingencies (see Note 10)
Total Iron Mountain Incorporated Stockholders' Equity	1,047,338		1,149,971
Noncontrolling Interests	10,496		12,477
Total Equity	1,057,834		1,162,448	1,254,256	1,952,865
Total Liabilities and Equity	6,653,005		6,358,339
Eliminations
Current Assets:
Intercompany Receivable	(763,108)		(1,055,593)
Other Current Assets	(30)		(65)
Total Current Assets	(763,138)		(1,055,658)
Other Assets, Net:
Long-term Notes Receivable from Affiliates and Intercompany Receivable	(1,779,242)		(1,074,785)
Investment in Subsidiaries	(2,986,258)		(3,962,535)
Other	(114)		(114)
Total Other Assets, Net	(4,765,614)		(5,037,434)
Total Assets	(5,528,752)		(6,093,092)
Liabilities and Equity
Intercompany Payable	(763,108)		(1,055,593)
Current Portion of Long-term Debt	(30)		(65)
Long-term Notes Payable to Affiliates and Intercompany Payable	(1,779,242)		(1,074,785)
Other Long-term Liabilities	(114)		(114)
Total Iron Mountain Incorporated Stockholders' Equity	(2,986,258)		(3,962,535)
Total Equity	(2,986,258)		(3,962,535)
Total Liabilities and Equity	(5,528,752)		(6,093,092)
Parent | Reportable legal entities
Current Assets:
Cash and Cash Equivalents	1,243			3,428	13,909
Restricted Cash	33,860		33,612
Intercompany Receivable	761,501		1,055,593
Other Current Assets	1,120		48
Total Current Assets	797,724		1,089,253
Property, Plant and Equipment, Net	1,019		1,305
Other Assets, Net:
Long-term Notes Receivable from Affiliates and Intercompany Receivable	1,775,570		1,070,930
Investment in Subsidiaries	1,570,505		1,941,540
Other	38,862		37,909
Total Other Assets, Net	3,384,937		3,050,379
Total Assets	4,183,680		4,140,937
Liabilities and Equity
Total Other Current Liabilities	125,705		111,536
Long-term Debt, Net of Current Portion	3,009,597		2,876,317
Long-term Notes Payable to Affiliates and Intercompany Payable	1,000		1,000
Other Long-term Liabilities	40		2,113
Total Iron Mountain Incorporated Stockholders' Equity	1,047,338		1,149,971
Total Equity	1,047,338		1,149,971
Total Liabilities and Equity	4,183,680		4,140,937
Guarantors | Reportable legal entities
Current Assets:
Cash and Cash Equivalents	10,366		13,472	10,750	121,584
Accounts Receivable	358,118		338,455
Other Current Assets	98,717		121,933
Total Current Assets	467,201		473,860
Property, Plant and Equipment, Net	1,569,248		1,500,309
Other Assets, Net:
Long-term Notes Receivable from Affiliates and Intercompany Receivable	1,000		1,000
Investment in Subsidiaries	1,313,835		1,688,000
Goodwill	1,638,534		1,536,964
Other	376,939		261,950
Total Other Assets, Net	3,330,308		3,487,914
Total Assets	5,366,757		5,462,083
Liabilities and Equity
Intercompany Payable	581,029		942,547
Current Portion of Long-term Debt	30,236		70,870
Total Other Current Liabilities	530,169		469,249
Long-term Debt, Net of Current Portion	508,382		568,205
Long-term Notes Payable to Affiliates and Intercompany Payable	1,772,144		1,066,823
Other Long-term Liabilities	392,545		417,972
Total Iron Mountain Incorporated Stockholders' Equity	1,552,252		1,926,417
Total Equity	1,552,252		1,926,417
Total Liabilities and Equity	5,366,757		5,462,083
Canada Company | Reportable legal entities
Consolidating financial statements
Number of wholly owned entities into which assets and liabilities were contributed		2
Current Assets:
Cash and Cash Equivalents	1,094		103,346	69,945	37,718
Accounts Receivable	38,928		45,623
Intercompany Receivable	1,607
Other Current Assets	5,995		6,871
Total Current Assets	47,624		155,840
Property, Plant and Equipment, Net	172,246		187,286
Other Assets, Net:
Long-term Notes Receivable from Affiliates and Intercompany Receivable	2,672		2,855
Investment in Subsidiaries	31,130		29,831
Goodwill	187,259		200,250
Other	11,257		10,686
Total Other Assets, Net	232,318		243,622
Total Assets	452,188		586,748
Liabilities and Equity
Intercompany Payable			3,310
Total Other Current Liabilities	29,513		26,836
Long-term Debt, Net of Current Portion	289,105		183,505
Other Long-term Liabilities	31,652		40,102
Total Iron Mountain Incorporated Stockholders' Equity	101,918		332,995
Total Equity	101,918		332,995
Total Liabilities and Equity	452,188		586,748
Non-Guarantors | Reportable legal entities
Current Assets:
Cash and Cash Equivalents	107,823		126,597	95,722	85,482
Accounts Receivable	219,751		188,122
Other Current Assets	56,622		46,078
Total Current Assets	384,196		360,797
Property, Plant and Equipment, Net	835,747		788,827
Other Assets, Net:
Investment in Subsidiaries	70,788		303,164
Goodwill	637,559		597,545
Other	250,842		211,330
Total Other Assets, Net	959,189		1,112,039
Total Assets	2,179,132		2,261,663
Liabilities and Equity
Intercompany Payable	182,079		109,736
Current Portion of Long-term Debt	22,377		22,082
Total Other Current Liabilities	221,131		204,445
Long-term Debt, Net of Current Portion	312,055		104,089
Long-term Notes Payable to Affiliates and Intercompany Payable	6,098		6,962
Other Long-term Liabilities	92,808		98,749
Total Iron Mountain Incorporated Stockholders' Equity	1,332,088		1,703,123
Noncontrolling Interests	10,496		12,477
Total Equity	1,342,584		1,715,600
Total Liabilities and Equity	$ 2,179,132		$ 2,261,663